INVENTORIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Cost of sales	$ 23,826	$ 32,780	$ 38,905	$ 474,576